Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 3,222	$ 1,758	$ 1,743
Additions Changes in allowances, charges to expenses and changes to other accounts	[1]	(58)	640	164
Deductions	[2]	(1,407)	(824)	(149)
Balance at end of period		1,757	3,222	1,758
Provision for billing adjustments
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		866	504	1,174
Additions Changes in allowances, charges to expenses and changes to other accounts	[1]	(114)	497	(376)
Deductions	[2]	174	(135)	(294)
Balance at end of period		926	866	504
Provision for merchant losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		1,118	1,122	994
Additions Changes in allowances, charges to expenses and changes to other accounts	[1]	4,667	1,686	2,211
Deductions	[2]	(4,419)	(1,690)	(2,083)
Balance at end of period		1,366	1,118	1,122
Transaction processing accruals - processing errors
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		4,630	2,409	1,724
Additions Changes in allowances, charges to expenses and changes to other accounts	[3]	6,976	9,468	7,458
Deductions	[2]	(5,149)	(7,247)	(6,773)
Balance at end of period		6,457	4,630	2,409
Provision for cardholder losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		6,312	5,784
Additions Changes in allowances, charges to expenses and changes to other accounts	[4]	41,264	38,381	19,737	[5]
Deductions	[2]	(38,185)	(37,853)	(13,953)
Balance at end of period		9,391	6,312	5,784
Deferred tax valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		18,963	14,691	12,976
Additions Changes in allowances, charges to expenses and changes to other accounts	[6]	541	5,534	2,298
Deductions	[4]	(1,058)	(1,262)	(583)
Balance at end of period		$ 18,446	$ 18,963	$ 14,691

[1]	Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustment which are recorded against revenues.
[2]	Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing provisions reflect actual billing adjustments and processing errors charged against the allowances.
[3]	Amount reflected is the change in transaction processing provisions reflected in cost of services expenses.
[4]	Amount represents a decrease in the amount of deferred tax assets, which more likely than not, will not be realized.
[5]	Amount represents an increase in the amount of deferred tax assets, which more likely than not, will not be realized.
[6]	(6) Amount represents an increase in the amount of deferred tax assets, which more likely than not, will not be realized.